NOTES PAYABLE – NONRELATED PARTIES	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE – NONRELATED PARTIES

NOTE 6 – NOTES PAYABLE – NONRELATED PARTIES

Effective January 1, 2016, the Company acquired three vehicles from various related parties in exchange for the assumption of the liabilities related to those vehicles. The liabilities assumed are as follows at December 31, 2022 and December 31, 2021.

	December 31, 2022	December 31, 2021

Loan secured by a tour bus, payable in monthly payments of $1,426 including interest at 12% per annum through January 2023 when the remaining balance is payable.	$-	$12,939

Total recorded as current liability	$-	$12,939

Current and long-term portion. Total loan balance was paid in full prior to December 31, 2022.